COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is involved in various claims and legal actions arising from time to time in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters in the ordinary course of business will not have a material adverse effect on the Company’s financial position, results of operations or cash flows. Legal costs related to these matters are expensed as they are incurred.
On August 1, 2014, an action was filed by LIBB in the Supreme Court in the State of New York entitled Long Island Brand Beverages LLC v. Revolution Marketing, LLC (“Revolution”) and Ascent Talent, Model Promotion Ltd. LIBB is seeking damages of $10,000,000 for several claims including breach of contract and fraud occurring during 2014. Revolution has filed a counterclaim for breach of contract and related causes of action, claiming damages in the sum of $310,880, and seeking punitive damages of $5,000,000. Ascent has filed a pre-answer motion to dismiss LIBB’s complaint. LIBB filed papers in opposition to the motion to dismiss. In addition, Revolution has filed a motion to amend its answer to include cross-claims against Ascent which were not asserted in its original answer of record. On February 5, 2016, the Court rendered a decision, denying the motion to dismiss with the exception of two claims which the Court dismissed. In the same decision, the Court granted a separate motion filed by Revolution seeking to amend its answer to include cross claims against Ascent. The Company’s management and legal counsel believe it is too early to determine the probable outcome of this matter.
On October 3, 2014, an action was filed by Madwell LLC in the Supreme Court of New York entitled Madwell LLC v. Long Island Brand Beverages LLC, Philip Thomas, its Chief Executive Officer, and Paul Vassilakos, Cullen’s former Chief Executive Officer and one of the Company’s directors. Madwell was seeking $940,000, which included $440,000 for breach of contract and payment of services as well as punitive damages of $500,000. On July 31, 2015, the Company entered into a settlement agreement with Madwell. Pursuant to the settlement agreement, the Company agreed to pay Madwell $440,000 in six installments with the last installment due no later than December 31, 2015. In addition, Madwell agreed to discontinue its lawsuit and the parties agreed to mutual releases of liability related to fees for advertising, marketing and design services or any matter relating to the lawsuit. As of the date of this filing, the full amount has been paid to Madwell. In addition, the Company indemnified Mr. Vassilakos for a de minimis amount of expenses incurred by him in connection with this litigation. During January 2016, we made the final installment payment of $80,000 in settlement of the matter.

Brokerage Arrangements

The Company maintains arrangements with sales brokers who help with bringing new distributors and retail outlets to the Company. These sales brokers receive a commission for these services. Commissions to these brokers currently range from 2-5% of sales. In addition, the Company sells its products through alternative vending channels. Commissions resulting from sales through these channels are currently 42%.

Employment Agreements

On May 27, 2015, the Company entered into employment agreements with Messrs. Thomas, Dydensborg and Meehan to serve as Chief Executive Officer, Chief Operating Officer and Chief Accounting Officer, respectively. Each has a term of two years except the agreements with Messrs. Dydensborg and Meehan provide that either the Company’s or the executive can terminate the agreement with six months’ advance notice (or three months’ advance notice, in the case of Mr. Meehan). The employment agreements will provide for Messrs. Thomas, Dydensborg and Meehan to receive base salaries of $150,000, $130,000 and $120,000. Additionally, each is entitled to an incentive bonus at the discretion of the Board of Directors of up to 50%, 40% and 25% of such individual’s base salary, respectively.
On May 27, 2015, the Company entered into an employment agreement with Thomas Panza, a stockholder of the Company to serve as LIBB’s Purchasing Manager. The agreement has a term of two years except that either LILBB or Mr. Panza can terminate the agreement with six months’ advance notice. Mr. Panza will receive a base salary of $80,000 and an incentive bonus of up to 50% of his base salary at the discretion of the Board of Directors.
On February 1, 2016, the Company entered into an agreement with an employee. The employee is to be paid a base salary of $120,000 per annum through December 31, 2018. In addition, the employee was awarded 7,500 shares of common stock at the inception of the agreement (See Note 5). In addition, at December 31, 2016, the employee will be paid a bonus between 20% and 40% of the employee’s base salary, with the amount above 20% to be determined at the discretion of the board.

Consulting Agreements

On June 17, 2015, the Company announced that it had determined to explore potential opportunities in expanding the business into alcoholic beverages. In connection with the proposed expansion, the Company engaged Julian Davidson as a consultant to spearhead this new initiative. The Company will reimburse Julian Davidson for reasonable business expenses. In the event the Company raises $10,000,000, Julian Davidson would become an employee of the Company.
During the year ended December 31, 2015, the Company entered into agreements with four members of its Advisory Board. Upon signing the agreement, each Advisory Board Member was entitled to receive 7,500 shares of common stock to be paid at December 31, 2015. These shares were issued on January 26, 2016. For each year of service after December 31, 2015, the Advisory Board members will be entitled to receive $30,000 worth of common stock and $12,000 in cash on an annual basis. In addition, the members will be entitled to reimbursement of expenses and $1,000 for each meeting attended. The agreements can be terminated by either party with 30 days notice. On March 31, 2016, the Company added one member to the Advisory Board. In addition, one member of the Advisory Board became a member of the Company’s Board of Directors. During the three months ended March 31, 2016, the Company incurred $45,000 in costs which are included in general and administrative expenses in the condensed consolidated statements of operations.

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is involved in various claims and legal actions arising from time to time in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters in the ordinary course of business will not have a material adverse effect on the Company’s financial position, results of operations or cash flows. Legal costs related to these matters are expensed as they are incurred.
On August 1, 2014, an action was filed by LIBB in the Supreme Court in the State of New York entitled Long Island Brand Beverages LLC v. Revolution Marketing, LLC (“Revolution”) and Ascent Talent, Model Promotion Ltd. LIBB is seeking damages of $10,000,000 for several claims including breach of contract and fraud occurring during 2014. Revolution has filed a counterclaim for breach of contract and related causes of action, claiming damages in the sum of $310,880, and seeking punitive damages of $5,000,000. Ascent has filed a pre-answer motion to dismiss LIBB’s complaint. LIBB filed papers in opposition and the motion was submitted by March 9, 2015. In addition, Revolution has filed a motion to amend its answer to include cross-claims against Ascent which were not asserted in its original answer of record. On February 5, 2016, the Court rendered a decision. The motion to dismiss was denied with the exception of two claims which the Court dismissed. In the same decision, the Court granted a separate motion filed by Revolution to amend its answer to include cross-claims against Ascent. The Company’s management and legal counsel believes it is too early to determine the probable outcome of this matter.
On October 3, 2014, an action was filed by Madwell LLC (“Madwell”) in the Supreme Court of New York entitled Madwell LLC v. Long Island Brand Beverages LLC, Philip Thomas, its Chief Executive Officer, and Paul Vassilakos, Cullen’s former Chief Executive Officer and one of our directors. Madwell was seeking $940,000, which included $440,000 for breach of contract and payment of services as well as punitive damages of $500,000. On July 31, 2015, we entered into a settlement agreement with Madwell. Pursuant to the settlement agreement, we agreed to pay Madwell $440,000 in six installments with the last installment due no later than December 31, 2015. In addition, Madwell agreed to discontinue its lawsuit and the parties agreed to mutual releases of liability related to fees for advertising, marketing and design services or any matter relating to the lawsuit. The full amount has been paid to Madwell. In addition, the Company indemnified Mr. Vassilakos for a de minimis amount of expenses incurred by him in connection with this litigation. During January 2016, the Company made the final installment payment of $80,000 in settlement of the matter.

Brokerage Arrangements

The Company maintains arrangements with sales brokers who help with bringing new distributors and retail outlets to the Company. These sales brokers receive a commission for these services. Commissions to these brokers currently range from 2-5% of sales. In addition, the Company sells its products through alternative vending channels. Commissions resulting from sales through these channels are currently 42%.

Employment Agreements

On May 27, 2015, the Company entered into employment agreements with Messrs. Thomas, Dydensborg and Meehan to serve as Chief Executive Officer, Chief Operating Officer and Chief Accounting Officer, respectively. Each has a term of two years except the agreements with Messrs. Dydensborg and Meehan provide that either the Company’s or the executive can terminate the agreement with six months’ advance notice (or three months’ advance notice, in the case of Mr. Meehan). The employment agreements will provide for Messrs. Thomas, Dydensborg and Meehan to receive base salaries of $150,000, $130,000 and $120,000. Additionally, each is entitled to an incentive bonus at the discretion of the Board of Directors of up to 50%, 40% and 25% of such individual’s base salary, respectively.

On May 27, 2015, the Company entered into an employment agreement with Thomas Panza, a stockholder of the Company to serve as LIBB’s Purchasing Manager. The agreement has a term of two years except that either LILBB or Mr. Panza can terminate the agreement with six months’ advance notice. Mr. Panza will receive a base salary of $80,000 and an incentive bonus of up to 50% of his base salary at the discretion of the Board of Directors.

Consulting Agreements

On June 17, 2015, the Company announced that it had determined to explore potential opportunities in expanding the business into alcoholic beverages. In connection with the proposed expansion, the Company engaged Julian Davidson as a consultant to spearhead this new initiative. The Company will reimburse Julian Davidson for reasonable business expenses. In the event the Company raises $10,000,000, Julian Davidson would become an employee of the Company.

During the year ended December 31, 2015, the Company entered into agreements with four members of its Advisory Board. Upon signing the agreement, each Advisory Board Member was entitled to receive 7,500 shares of common stock. These shares were issued on January 26, 2016. For each year of service after December 31, 2015, the Advisory Board members will be entitled to receive $30,000 worth of common stock and $12,000 in cash on an annual basis. In addition, the members will be entitled to reimbursement of expenses and $1,000 for each meeting attended. The agreements can be terminated by either party with 30 days notice. During the year ended December 31, 2015, the Company incurred $120,000 in costs which are included in general and administrative expenses in the consolidated statements of operations.

Restricted Cash

As per the terms of the Credit Agreement, the Company is required to reserve $150,000 for expenditures related to exploring the alcohol market. As of December 31, 2015, the Company spent $22,420 on alcohol related expenditures. As a result, the restricted cash was $127,580 as of December 31, 2015.

Leases

Effective May 15, 2012, the Company entered into a month to month agreement to lease its operating facilities. Pursuant to such agreement, the Company leases 1,750 square feet of warehouse space for a fee of $2,450 per month. The lease expired in September 2014.

On June 6, 2014, the Company entered into a lease agreement. The lease commenced on July 1, 2014 and extends through June 30, 2017 and includes a two year extension option.

Rent expense for the years ended December 31, 2015 and 2014 was $46,459 and $56,317, respectively.

Future minimum payments under the Company’s leases are as follows:

For the years the ended December 31,
2016	$52,273
2017	26,523
Total	$78,796

In addition, the Company utilizes public warehouse space for its inventory. Public storage expense for the year ended December 31, 2015 and 2014 was $50,236 and $28,530, respectively.